Key Developments - Steppe Gold Settlement on ATO Gold and Silver Prepay and Stream Ounces (Details) $ in Thousands		3 Months Ended
	Jun. 11, 2026 oz	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure Of Key Developments [Line Items]
Total financial assets | $		$ 182,621	$ 91,015
Steppe Gold
Disclosure Of Key Developments [Line Items]
Number of ounces of gold received as stream amendment fee	500
Steppe Gold | A&R Stream Agreement
Disclosure Of Key Developments [Line Items]
Ounces of gold to be received	34,770
Maximum ounces gold to be received per quarter	500
Additional ounces gold to be received (as a percent)	1.50%
Total financial assets | $		96,400
Gain on disposal of the stream | $		$ 79,500
Period to deliver gold	10 years
Steppe Gold | Steppe Prepaid Gold Interest Agreement
Disclosure Of Key Developments [Line Items]
Number of ounces of gold received	1,650
Steppe Gold | Steppe Gold Stream Agreement
Disclosure Of Key Developments [Line Items]
Number of ounces of gold received	1,946
Ounces of silver received upon closing of the settlement agreement	15,618